Provisions (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Other Provisions

	€ million	€ million
Provisions	2021	2020
Due within one year	480	547
Due after one year	611	583
Total provisions	1,091	1,130

	€ million	€ million	€ million	€ million	€ million
Movements during 2021	Restructuring	Legal	Brazil indirect taxes	Other	Total
1 January 2021	264	227	74	565	1,130
Additions through business combinations	—	7	—	2	9
Income statement:
Charges	153	55	10	126	344
Releases	(78)	(9)	(26)	(67)	(180)
Utilisation	(118)	(60)	(2)	(58)	(238)
Currency translation	6	3	1	16	26
31 December 2021	227	223	57	584	1,091